(Losses) earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
(Losses)/earnings per share
(Losses)/earnings per share

	For the year ended 31 December
	2021	2020	2019

Consolidated net (loss)/profit attributable to equity holders of the Company	(10,636,194)	2,377,851	766,345
Less: cumulative distribution of other equity instruments	2,137,420	1,770,469	685,922

Consolidated net (loss)/profit attributable to ordinary shareholders of the Company	(12,773,614)	607,382	80,423

Weighted average number of the Company’s outstanding ordinary shares (’000) *	15,698,093	15,698,093	15,698,093

Basic and diluted (losses)/earnings per share (RMB)	(0.81)	0.04	0.01

*Weighted average number of ordinary shares:

Weighted average number of ordinary shares

	2021	2020	2019
	’000	’000	’000

Issued ordinary shares at 1 January	15,698,093	15,698,093	15,698,093

Weighted average number of ordinary shares at 31 December	15,698,093	15,698,093	15,698,093